Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2023
SRQ-NPRT1-0723
1.912886.112
Corporate Bonds - 41.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		828,000	714,150
3.375% 8/15/26		1,915,000	859,452
			1,573,602
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Automotive, Inc. 4.625% 3/15/29 (b)		285,000	286,853

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (c)(d)		368,047	2,307,839
Mesquite Energy, Inc. 15% 7/15/23 (c)(d)		635,565	3,985,310
			6,293,149
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		263,000	179,997

TOTAL CONVERTIBLE BONDS			8,333,601
Nonconvertible Bonds - 40.8%
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.0%
Altice France SA:
5.125% 1/15/29(b)		992,000	707,309
5.125% 7/15/29(b)		575,000	409,822
5.5% 10/15/29(b)		800,000	573,911
8.125% 2/1/27(b)		1,200,000	1,033,314
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,890,000	1,625,778
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		825,000	679,784
5.625% 9/15/28(b)		300,000	218,004
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		1,100,000	1,060,530
Consolidated Communications, Inc. 5% 10/1/28 (b)		190,000	134,425
Embarq Corp. 7.995% 6/1/36		795,000	395,513
Frontier Communications Holdings LLC:
5% 5/1/28(b)		315,000	263,827
5.875% 10/15/27(b)		364,000	324,398
5.875% 11/1/29		315,000	220,572
Holdco SASU 6.5% 10/15/26 (b)		1,840,000	1,731,343
Level 3 Financing, Inc.:
3.4% 3/1/27(b)		700,000	554,282
3.625% 1/15/29(b)		557,000	300,893
3.75% 7/15/29(b)		795,000	430,550
4.25% 7/1/28(b)		400,000	230,106
4.625% 9/15/27(b)		350,000	218,704
10.5% 5/15/30(b)		379,000	360,138
Sprint Capital Corp. 8.75% 3/15/32		1,335,000	1,620,033
Telecom Italia Capital SA:
6% 9/30/34		242,000	203,578
7.2% 7/18/36		253,000	225,505
7.721% 6/4/38		200,000	182,749
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	185,000
Windstream Escrow LLC 7.75% 8/15/28 (b)		1,150,000	935,117
Zayo Group Holdings, Inc.:
4% 3/1/27(b)		480,000	335,409
6.125% 3/1/28(b)		933,000	562,159
			15,722,753
Entertainment - 0.3%
AMC Entertainment Holdings, Inc. 10% 6/15/26 pay-in-kind (b)(e)		377,120	240,056
Cinemark U.S.A., Inc. 5.25% 7/15/28 (b)		1,450,000	1,269,315
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)		665,000	615,956
Playtika Holding Corp. 4.25% 3/15/29 (b)		605,000	512,737
Roblox Corp. 3.875% 5/1/30 (b)		1,055,000	903,397
			3,541,461
Interactive Media & Services - 0.0%
ZipRecruiter, Inc. 5% 1/15/30 (b)		265,000	223,358

Media - 3.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		849,000	712,396
Altice Financing SA:
5% 1/15/28(b)		950,000	742,274
5.75% 8/15/29(b)		2,485,000	1,894,644
Altice France Holding SA:
6% 2/15/28(b)		3,370,000	1,651,300
10.5% 5/15/27(b)		1,565,000	935,088
AMC Networks, Inc. 5% 4/1/24		125,000	122,780
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		1,675,000	1,341,741
4.25% 1/15/34(b)		375,000	277,428
4.5% 8/15/30(b)		1,993,000	1,640,542
4.5% 5/1/32		4,850,000	3,795,700
4.5% 6/1/33(b)		1,725,000	1,316,804
4.75% 3/1/30(b)		732,000	617,346
4.75% 2/1/32(b)		550,000	440,693
5% 2/1/28(b)		1,000,000	908,812
6.375% 9/1/29(b)		3,090,000	2,881,952
7.375% 3/1/31(b)		1,530,000	1,464,445
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(b)		510,000	363,238
7.75% 4/15/28(b)		995,000	741,232
CSC Holdings LLC:
4.125% 12/1/30(b)		1,152,000	799,671
4.625% 12/1/30(b)		3,057,000	1,306,788
5.375% 2/1/28(b)		721,000	567,238
5.75% 1/15/30(b)		4,090,000	1,801,359
6.5% 2/1/29(b)		1,530,000	1,201,325
7.5% 4/1/28(b)		1,145,000	620,368
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26(b)(f)		6,605,000	277,512
6.625% 8/15/27(b)(f)		13,785,000	276,198
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		770,000	678,230
DISH DBS Corp.:
5.125% 6/1/29		3,310,000	1,501,180
5.25% 12/1/26(b)		500,000	394,960
5.75% 12/1/28(b)		1,110,000	805,111
7.375% 7/1/28		1,420,000	726,080
7.75% 7/1/26		2,219,000	1,273,196
DISH Network Corp. 11.75% 11/15/27 (b)		2,129,000	2,037,680
Gray Escrow II, Inc. 5.375% 11/15/31 (b)		940,000	598,116
Gray Television, Inc.:
5.875% 7/15/26(b)		525,000	451,253
7% 5/15/27(b)		700,000	576,499
iHeartCommunications, Inc.:
5.25% 8/15/27(b)		467,000	327,943
6.375% 5/1/26		465,000	352,987
8.375% 5/1/27		2,994,567	1,689,412
Lamar Media Corp. 4.875% 1/15/29		897,000	829,438
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		185,000	153,346
6.75% 10/15/27(b)		310,000	287,646
Midas Opco Holdings LLC 5.625% 8/15/29 (b)		1,645,000	1,411,782
News Corp.:
3.875% 5/15/29(b)		375,000	329,264
5.125% 2/15/32(b)		305,000	277,498
Nexstar Media, Inc. 5.625% 7/15/27 (b)		500,000	458,750
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		1,197,000	921,702
6.5% 9/15/28(b)		3,565,000	1,791,413
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		995,000	766,191
Sinclair Television Group, Inc. 5.125% 2/15/27 (b)		725,000	594,529
Sirius XM Radio, Inc.:
4% 7/15/28(b)		2,385,000	1,997,085
4.125% 7/1/30(b)		1,730,000	1,360,636
5% 8/1/27(b)		630,000	571,198
5.5% 7/1/29(b)		605,000	528,103
TEGNA, Inc. 5% 9/15/29		380,000	325,833
Townsquare Media, Inc. 6.875% 2/1/26 (b)		870,000	806,664
Univision Communications, Inc.:
4.5% 5/1/29(b)		145,000	121,726
5.125% 2/15/25(b)		1,400,000	1,351,672
6.625% 6/1/27(b)		2,065,000	1,955,119
7.375% 6/30/30(b)		740,000	688,001
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		150,000	124,650
VZ Secured Financing BV 5% 1/15/32 (b)		1,190,000	946,484
Ziggo BV 4.875% 1/15/30 (b)		170,000	141,471
			58,851,722
Wireless Telecommunication Services - 0.4%
Digicel Group Holdings Ltd. 8% 4/1/25 pay-in-kind (b)(f)(g)		70,000	27,357
Digicel Group Ltd. 6.75% 3/1/23 (b)(f)		7,925,000	1,505,750
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26(b)		1,250,000	268,750
8.75% 5/25/24(b)		200,000	183,050
13% 12/31/25 pay-in-kind(b)(g)		20,000	13,600
Intelsat Jackson Holdings SA:
5.5% 8/1/23(d)(f)		3,685,000	0
6.5% 3/15/30(b)		2,835,000	2,607,917
8.5% 10/15/24(b)(d)(f)		7,200,000	1
9.75% 7/15/25(b)(d)(f)		50,000	0
Millicom International Cellular SA:
4.5% 4/27/31(b)		235,000	176,227
5.125% 1/15/28(b)		36,000	30,852
Sprint Corp.:
7.625% 3/1/26		590,000	616,830
7.875% 9/15/23		195,000	195,582
T-Mobile U.S.A., Inc. 3.5% 4/15/31		490,000	436,459
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)		865,000	376,275
			6,438,650
TOTAL COMMUNICATION SERVICES			84,777,944

CONSUMER DISCRETIONARY - 8.1%
Automobile Components - 0.9%
Adient Global Holdings Ltd.:
4.875% 8/15/26(b)		800,000	756,810
7% 4/15/28(b)		255,000	257,782
8.25% 4/15/31(b)		860,000	859,197
Albion Financing 1 SARL 6.125% 10/15/26 (b)		605,000	542,522
Albion Financing 2 SARL 8.75% 4/15/27 (b)		370,000	319,957
American Axle & Manufacturing, Inc. 6.25% 3/15/26		225,000	215,962
Clarios Global LP / Clarios U.S. Finance Co.:
6.75% 5/15/28(b)		440,000	440,000
8.5% 5/15/27(b)		1,865,000	1,869,801
Dana Financing Luxembourg SARL 8.5% 7/15/31 (b)	EUR	601,000	640,803
Dana, Inc.:
4.25% 9/1/30		1,105,000	885,356
5.375% 11/15/27		50,000	46,831
5.625% 6/15/28		1,565,000	1,432,777
Dornoch Debt Merger Sub, Inc. 6.625% 10/15/29 (b)		580,000	435,382
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (b)		480,000	470,400
Hertz Corp.:
4.625% 12/1/26(b)		125,000	111,466
5% 12/1/29(b)		600,000	481,696
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(g)		40,000	36,037
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		320,000	315,242
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)		346,000	305,798
Patrick Industries, Inc.:
4.75% 5/1/29(b)		575,000	491,067
7.5% 10/15/27(b)		175,000	168,875
The Goodyear Tire & Rubber Co.:
5% 7/15/29		15,000	13,507
5.25% 4/30/31		1,150,000	1,010,401
5.25% 7/15/31		1,620,000	1,409,206
5.625% 4/30/33		270,000	235,711
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		235,000	227,619
6.875% 4/14/28(b)		335,000	336,479
7.125% 4/14/30(b)		390,000	392,732
			14,709,416
Automobiles - 0.8%
Ford Motor Co.:
3.25% 2/12/32		195,000	148,178
4.75% 1/15/43		3,708,000	2,733,507
5.291% 12/8/46		35,000	27,660
6.1% 8/19/32		3,625,000	3,403,572
7.4% 11/1/46		75,000	76,168
9.625% 4/22/30		700,000	797,462
Nissan Motor Co. Ltd. 4.81% 9/17/30 (b)		425,000	361,150
PM General Purchaser LLC 9.5% 10/1/28 (b)		880,000	824,761
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(g)(h)		4,195,000	4,092,954
			12,465,412
Broadline Retail - 0.4%
Cmg Media Corp. 8.875% 12/15/27 (b)		2,980,000	1,930,176
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (b)		765,000	709,580
Match Group Holdings II LLC:
3.625% 10/1/31(b)		435,000	354,355
4.125% 8/1/30(b)		1,544,000	1,310,439
4.625% 6/1/28(b)		500,000	456,250
5% 12/15/27(b)		175,000	164,556
5.625% 2/15/29(b)		160,000	150,606
Nordstrom, Inc.:
4.25% 8/1/31		340,000	258,468
4.375% 4/1/30		295,000	234,457
			5,568,887
Distributors - 0.1%
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28(b)		385,000	389,578
7.75% 3/15/31(b)		670,000	698,321
			1,087,899
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		1,008,000	941,653
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		675,000	655,298
Service Corp. International:
4% 5/15/31		160,000	136,800
5.125% 6/1/29		105,000	99,750
Sotheby's 7.375% 10/15/27 (b)		230,000	201,542
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		375,000	334,544
			2,369,587
Hotels, Restaurants & Leisure - 3.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		160,000	146,728
4% 10/15/30(b)		1,984,000	1,703,212
Affinity Gaming LLC 6.875% 12/15/27 (b)		645,000	564,504
Aramark Services, Inc. 6.375% 5/1/25 (b)		200,000	198,500
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		1,600,000	1,379,368
7% 2/15/30(b)		1,690,000	1,697,750
8.125% 7/1/27(b)		2,505,000	2,552,570
Carnival Corp.:
5.75% 3/1/27(b)		555,000	475,100
6% 5/1/29(b)		470,000	390,787
6.65% 1/15/28		110,000	91,788
7.625% 3/1/26(b)		2,680,000	2,540,957
10.5% 6/1/30(b)		1,090,000	1,093,802
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (b)		400,000	331,569
CCM Merger, Inc. 6.375% 5/1/26 (b)		1,200,000	1,159,050
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)		1,235,000	1,157,572
Cedar Fair LP 5.25% 7/15/29		735,000	675,679
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		405,000	386,104
Churchill Downs, Inc. 6.75% 5/1/31 (b)		780,000	769,275
Cirsa Finance International SARL:
4.5% 3/15/27(b)	EUR	515,000	500,221
10.375% 11/30/27(b)	EUR	100,000	114,640
Dave & Buster's, Inc. 7.625% 11/1/25 (b)		700,000	708,750
Everi Holdings, Inc. 5% 7/15/29 (b)		149,000	132,113
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		1,810,000	1,472,792
Garden SpinCo Corp. 8.625% 7/20/30 (b)		115,000	124,450
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		686,000	686,858
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		1,750,000	1,447,007
4% 5/1/31(b)		410,000	353,855
International Game Technology PLC:
5.25% 1/15/29(b)		1,560,000	1,476,072
6.25% 1/15/27(b)		1,610,000	1,606,844
Jacobs Entertainment, Inc.:
6.75% 2/15/29(b)		665,000	583,810
6.75% 2/15/29(b)		200,000	175,582
Life Time, Inc.:
5.75% 1/15/26(b)		612,000	592,867
8% 4/15/26(b)		655,000	645,999
Lindblad Expeditions Holdings 9% 5/15/28 (b)		250,000	249,310
Lottomatica SpA 7.125% 6/1/28 (b)(i)	EUR	130,000	139,652
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		215,000	164,254
MGM China Holdings Ltd. 4.75% 2/1/27 (b)		505,000	448,819
MGM Resorts International:
4.75% 10/15/28		2,026,000	1,846,390
5.5% 4/15/27		337,000	322,628
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (b)		1,540,000	1,357,633
NCL Corp. Ltd.:
5.875% 3/15/26(b)		1,385,000	1,256,398
5.875% 2/15/27(b)		730,000	692,371
7.75% 2/15/29(b)		1,170,000	1,058,232
8.375% 2/1/28(b)		275,000	284,358
NCL Finance Ltd. 6.125% 3/15/28 (b)		595,000	507,238
Penn Entertainment, Inc.:
4.125% 7/1/29(b)		540,000	435,483
5.625% 1/15/27(b)		1,650,000	1,543,377
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		800,000	550,000
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		640,000	586,473
5.375% 7/15/27(b)		770,000	709,522
5.5% 8/31/26(b)		1,270,000	1,194,002
5.5% 4/1/28(b)		1,480,000	1,361,586
7.25% 1/15/30(b)		375,000	378,346
8.25% 1/15/29(b)		450,000	473,476
9.25% 1/15/29(b)		900,000	956,768
11.625% 8/15/27(b)		1,175,000	1,274,666
Sands China Ltd. 4.875% 6/18/30		200,000	175,100
Scientific Games Corp. 7.25% 11/15/29 (b)		2,200,000	2,186,250
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)		1,175,000	1,053,188
Six Flags Entertainment Corp.:
5.5% 4/15/27(b)		770,000	727,692
7.25% 5/15/31(b)		1,205,000	1,158,306
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		505,000	485,643
Viking Cruises Ltd. 5.875% 9/15/27 (b)		330,000	290,813
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		400,000	349,000
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		215,000	197,263
Wynn Macau Ltd.:
5.125% 12/15/29(b)		875,000	705,294
5.5% 1/15/26(b)		945,000	864,401
5.5% 10/1/27(b)		2,265,000	1,965,341
5.625% 8/26/28(b)		200,000	168,500
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(b)		725,000	646,960
7.125% 2/15/31(b)		125,000	124,980
Yum! Brands, Inc.:
3.625% 3/15/31		95,000	81,061
4.625% 1/31/32		430,000	390,697
5.35% 11/1/43		845,000	740,786
5.375% 4/1/32		80,000	75,789
6.875% 11/15/37		1,170,000	1,242,957
			59,357,178
Household Durables - 0.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 4/1/30(b)		790,000	652,404
6.625% 1/15/28(b)		25,000	23,439
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		125,000	115,261
7.25% 10/15/29		2,350,000	2,232,712
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(b)		1,079,000	814,427
6.25% 9/15/27(b)		563,000	503,961
Castle UK Finco PLC 7% 5/15/29 (b)	GBP	295,000	291,737
Century Communities, Inc. 3.875% 8/15/29 (b)		25,000	21,404
Empire Communities Corp. 7% 12/15/25 (b)		175,000	159,250
KB Home:
4% 6/15/31		625,000	530,714
4.8% 11/15/29		875,000	799,873
M/I Homes, Inc. 4.95% 2/1/28		685,000	640,770
Newell Brands, Inc.:
4.7% 4/1/26		100,000	92,751
6% 4/1/46(e)		80,000	58,289
6.375% 9/15/27		100,000	95,109
6.625% 9/15/29		100,000	94,375
STL Holding Co. LLC 7.5% 2/15/26 (b)		1,250,000	1,128,125
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		1,925,000	1,147,781
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)		100,000	99,203
TopBuild Corp. 4.125% 2/15/32 (b)		235,000	197,278
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		5,000	4,946
TRI Pointe Homes, Inc. 5.7% 6/15/28		1,120,000	1,084,149
			10,787,958
Leisure Products - 0.0%
Mattel, Inc.:
3.75% 4/1/29(b)		570,000	497,089
5.45% 11/1/41		80,000	66,558
Vista Outdoor, Inc. 4.5% 3/15/29 (b)		145,000	118,762
			682,409
Specialty Retail - 1.0%
Arko Corp. 5.125% 11/15/29 (b)		200,000	157,456
At Home Group, Inc.:
4.875% 7/15/28(b)		505,000	287,473
7.125% 7/15/29(b)		880,000	864,435
Bath & Body Works, Inc.:
6.625% 10/1/30(b)		1,550,000	1,476,912
6.95% 3/1/33		440,000	393,172
7.5% 6/15/29		230,000	232,456
Carvana Co.:
4.875% 9/1/29(b)		585,000	293,362
5.5% 4/15/27(b)		440,000	261,993
5.875% 10/1/28(b)		320,000	182,579
Foot Locker, Inc. 4% 10/1/29 (b)		125,000	93,765
Gap, Inc.:
3.625% 10/1/29(b)		146,000	102,706
3.875% 10/1/31(b)		1,125,000	776,010
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28(b)		845,000	760,553
7.75% 10/15/25(b)		550,000	549,925
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,065,000	843,278
LCM Investments Holdings 4.875% 5/1/29 (b)		1,310,000	1,092,403
Metis Merger Sub LLC 6.5% 5/15/29 (b)		2,260,000	1,904,528
Michaels Companies, Inc. 7.875% 5/1/29 (b)		220,000	135,177
Park River Holdings, Inc.:
5.625% 2/1/29(b)		1,750,000	1,286,924
6.75% 8/1/29(b)		150,000	111,819
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (b)		1,000,000	970,814
QVC, Inc. 4.45% 2/15/25		705,000	599,243
Sally Holdings LLC 5.625% 12/1/25		615,000	607,313
Specialty Building Products Holdings LLC 6.375% 9/30/26 (b)		665,000	600,111
Victoria's Secret & Co. 4.625% 7/15/29 (b)		240,000	184,157
			14,768,564
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		130,000	105,788
Hanesbrands, Inc. 4.875% 5/15/26 (b)		455,000	423,776
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		695,000	585,718
Levi Strauss & Co. 3.5% 3/1/31 (b)		130,000	107,446
Wolverine World Wide, Inc. 4% 8/15/29 (b)		2,330,000	1,858,641
			3,081,369
TOTAL CONSUMER DISCRETIONARY			124,878,679

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		400,000	344,060
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,485,000	1,238,749
			1,582,809
Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		865,000	752,099
4.875% 2/15/30(b)		705,000	645,075
C&S Group Enterprises LLC 5% 12/15/28 (b)		850,000	659,932
Iceland Bondco PLC 4.625% 3/15/25 (Reg. S)	GBP	510,000	575,731
New Albertsons LP 7.45% 8/1/29		260,000	263,900
Performance Food Group, Inc. 5.5% 10/15/27 (b)		124,000	119,227
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (b)		20,000	18,951
United Natural Foods, Inc. 6.75% 10/15/28 (b)		40,000	37,308
			3,072,223
Food Products - 0.4%
B&G Foods, Inc.:
5.25% 4/1/25		85,000	80,096
5.25% 9/15/27		1,565,000	1,330,638
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28(b)		105,000	95,242
7.5% 4/15/25(b)		575,000	571,106
Darling Ingredients, Inc. 6% 6/15/30 (b)		950,000	934,774
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		565,000	503,151
4.375% 1/31/32(b)		420,000	372,567
Pilgrim's Pride Corp.:
3.5% 3/1/32		100,000	79,910
4.25% 4/15/31		115,000	98,224
Post Holdings, Inc.:
4.5% 9/15/31(b)		875,000	740,497
4.625% 4/15/30(b)		849,000	743,464
			5,549,669
Household Products - 0.1%
Diamond BC BV 4.625% 10/1/29 (b)		665,000	667,527
Energizer Holdings, Inc.:
4.375% 3/31/29(b)		25,000	21,406
4.75% 6/15/28(b)		559,000	497,242
Spectrum Brands Holdings, Inc. 5.5% 7/15/30 (b)		10,000	9,150
			1,195,325
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		860,000	871,928

Tobacco - 0.0%
Vector Group Ltd. 5.75% 2/1/29 (b)		781,000	678,645

TOTAL CONSUMER STAPLES			12,950,599

ENERGY - 5.4%
Energy Equipment & Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		295,000	281,875
CGG SA 8.75% 4/1/27 (b)		225,000	194,063
Jonah Energy Parent LLC 12% 11/5/25 (c)(d)		645,029	632,128
Nabors Industries Ltd. 7.5% 1/15/28 (b)		330,000	283,800
Nabors Industries, Inc.:
5.75% 2/1/25		2,000,000	1,910,400
7.375% 5/15/27(b)		75,000	70,464
Noble Finance II LLC 8% 4/15/30 (b)		125,000	126,666
NuStar Logistics LP:
5.625% 4/28/27		665,000	629,481
5.75% 10/1/25		90,000	87,897
Precision Drilling Corp.:
6.875% 1/15/29(b)		25,000	22,384
7.125% 1/15/26(b)		825,000	812,023
Transocean, Inc.:
7.25% 11/1/25(b)		95,000	89,300
7.5% 1/15/26(b)		216,000	200,070
8% 2/1/27(b)		455,000	404,950
8.75% 2/15/30(b)		650,000	649,675
11.5% 1/30/27(b)		500,000	511,460
Valaris Ltd. 8.375% 4/30/30 (b)		440,000	436,876
			7,343,512
Oil, Gas & Consumable Fuels - 4.9%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		1,230,000	1,190,243
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		1,021,000	938,660
5.75% 3/1/27(b)		100,000	95,816
5.75% 1/15/28(b)		800,000	762,995
7.875% 5/15/26(b)		100,000	101,359
Antero Resources Corp.:
5.375% 3/1/30(b)		1,150,000	1,057,224
7.625% 2/1/29(b)		140,000	142,421
Apache Corp. 5.1% 9/1/40		175,000	143,938
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26(b)		411,000	393,971
9% 11/1/27(b)		450,000	556,875
Athabasca Oil Corp. 9.75% 11/1/26 (b)		791,000	824,618
California Resources Corp. 7.125% 2/1/26 (b)		140,000	142,100
Centennial Resource Production LLC:
5.875% 7/1/29(b)		270,000	251,100
7.75% 2/15/26(b)		25,000	25,146
Cheniere Energy Partners LP 4% 3/1/31		195,000	171,617
Chesapeake Energy Corp.:
5.875% 2/1/29(b)		500,000	470,823
6.75% 4/15/29(b)		2,235,000	2,185,154
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		721,000	693,963
7% 6/15/25(b)		1,610,000	1,581,406
CNX Midstream Partners LP 4.75% 4/15/30 (b)		75,000	62,108
CNX Resources Corp.:
7.25% 3/14/27(b)		1,021,000	1,007,637
7.375% 1/15/31(b)		115,000	110,691
Comstock Resources, Inc.:
5.875% 1/15/30(b)		795,000	662,826
6.75% 3/1/29(b)		1,125,000	983,256
Conuma Resources Ltd. 13.125% 5/1/28 (b)		300,000	287,024
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)		820,000	840,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(b)		979,000	923,246
5.75% 4/1/25		298,000	292,284
6% 2/1/29(b)		600,000	555,072
7.375% 2/1/31(b)		755,000	741,070
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		630,000	590,625
5.625% 10/15/25(b)		60,000	58,800
CVR Energy, Inc.:
5.25% 2/15/25(b)		374,000	355,891
5.75% 2/15/28(b)		537,000	451,338
DCP Midstream Operating LP:
5.625% 7/15/27		10,000	10,069
6.75% 9/15/37(b)		590,000	619,481
8.125% 8/16/30		570,000	635,983
Delek Logistics Partners LP 7.125% 6/1/28 (b)		540,000	491,400
DT Midstream, Inc.:
4.125% 6/15/29(b)		285,000	247,152
4.375% 6/15/31(b)		100,000	84,103
EG Global Finance PLC:
6.25% 10/30/25 (Reg. S)	EUR	100,000	102,844
6.75% 2/7/25(b)		1,585,000	1,523,296
8.5% 10/30/25(b)		1,899,000	1,831,073
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		1,465,000	1,446,688
EnLink Midstream LLC:
5.625% 1/15/28(b)		335,000	322,717
6.5% 9/1/30(b)		175,000	173,918
EnLink Midstream Partners LP 4.85% 7/15/26		180,000	174,143
EQM Midstream Partners LP:
6% 7/1/25(b)		25,000	24,727
6.5% 7/1/27(b)		500,000	488,428
7.5% 6/1/27(b)		250,000	251,540
7.5% 6/1/30(b)		350,000	351,750
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		123,000	113,055
7% 8/1/27		342,000	328,320
Golar LNG Ltd. 7% 10/20/25 (b)		335,000	334,016
Gulfport Energy Corp. 8% 5/17/26 (b)		405,000	403,988
Harvest Midstream I LP 7.5% 9/1/28 (b)		240,000	229,490
Hess Midstream Partners LP:
5.125% 6/15/28(b)		620,000	580,475
5.5% 10/15/30(b)		100,000	90,619
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(b)		200,000	181,032
6% 4/15/30(b)		275,000	247,894
6% 2/1/31(b)		1,255,000	1,116,987
6.25% 11/1/28(b)		2,050,000	1,915,014
6.25% 4/15/32(b)		375,000	335,450
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		335,000	308,612
Independence Energy Finance LLC:
7.25% 5/1/26(b)		1,190,000	1,106,799
9.25% 2/15/28(b)		515,000	498,587
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		1,845,000	1,780,425
MEG Energy Corp. 5.875% 2/1/29 (b)		556,000	525,019
Mesquite Energy, Inc. 7.25% 12/31/49 (b)(d)(f)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		290,000	244,958
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		2,405,000	2,131,421
6.75% 9/15/25(b)		1,764,000	1,623,901
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		1,475,000	1,409,332
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		290,000	282,167
8.75% 6/15/31(b)		90,000	88,033
Occidental Petroleum Corp.:
4.2% 3/15/48		95,000	70,486
4.4% 4/15/46		295,000	223,463
4.4% 8/15/49		130,000	96,850
4.5% 7/15/44		240,000	186,000
5.55% 3/15/26		60,000	59,850
6.125% 1/1/31		975,000	990,844
6.2% 3/15/40		1,225,000	1,195,906
6.375% 9/1/28		340,000	349,846
6.45% 9/15/36		235,000	239,113
6.625% 9/1/30		400,000	417,000
7.5% 5/1/31		1,315,000	1,428,222
7.875% 9/15/31		700,000	774,340
7.95% 6/15/39		1,275,000	1,424,813
8.875% 7/15/30		1,655,000	1,907,222
Parkland Corp.:
4.5% 10/1/29(b)		450,000	389,069
4.625% 5/1/30(b)		1,045,000	903,403
Petroleos Mexicanos 6.625% 6/15/35		800,000	540,800
Range Resources Corp.:
4.75% 2/15/30(b)		1,160,000	1,048,186
8.25% 1/15/29		260,000	270,784
Rockcliff Energy II LLC 5.5% 10/15/29 (b)		640,000	588,000
Rockies Express Pipeline LLC:
6.875% 4/15/40(b)		135,000	116,100
7.5% 7/15/38(b)		1,550,000	1,395,000
Southwestern Energy Co.:
4.75% 2/1/32		2,165,000	1,873,108
5.375% 3/15/30		925,000	850,214
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	565,270
4.5% 4/30/30		850,000	745,601
5.875% 3/15/28		140,000	134,843
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		603,000	544,431
6% 3/1/27(b)		1,850,000	1,729,813
6% 12/31/30(b)		2,490,000	2,163,138
6% 9/1/31(b)		2,035,000	1,730,604
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29		540,000	546,771
Teine Energy Ltd. 6.875% 4/15/29 (b)		50,000	45,646
Venture Global Calcasieu Pass LLC:
4.125% 8/15/31(b)		500,000	431,040
6.25% 1/15/30(b)		1,470,000	1,457,326
Venture Global LNG, Inc.:
8.125% 6/1/28(b)		725,000	728,625
8.375% 6/1/31(b)		2,325,000	2,337,160
Vermilion Energy, Inc. 6.875% 5/1/30 (b)		785,000	714,350
Western Gas Partners LP:
3.95% 6/1/25		100,000	96,172
5.3% 3/1/48		95,000	76,955
5.5% 8/15/48		55,000	44,915
5.5% 2/1/50		1,135,000	905,458
			76,643,440
TOTAL ENERGY			83,986,952

FINANCIALS - 3.7%
Banks - 0.0%
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(g)		200,000	151,322
5.71% 1/15/26(b)		350,000	333,168
			484,490
Capital Markets - 0.4%
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)		575,000	497,463
Coinbase Global, Inc.:
3.375% 10/1/28(b)		305,000	192,271
3.625% 10/1/31(b)		375,000	218,429
Hightower Holding LLC 6.75% 4/15/29 (b)		300,000	258,558
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		700,000	596,840
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		1,170,000	951,853
LPL Holdings, Inc.:
4% 3/15/29(b)		1,030,000	904,436
4.375% 5/15/31(b)		340,000	295,563
MSCI, Inc.:
3.25% 8/15/33(b)		1,225,000	981,136
4% 11/15/29(b)		555,000	498,183
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		600,000	477,048
7.875% 5/1/27(b)		600,000	538,764
9.5% 6/1/28(b)		245,000	224,253
			6,634,797
Consumer Finance - 1.3%
Ally Financial, Inc.:
5.75% 11/20/25		19,000	18,452
6.7% 2/14/33		390,000	342,905
Bread Financial Holdings, Inc. 4.75% 12/15/24 (b)		450,000	421,982
Capstone Borrower, Inc. 8% 6/15/30 (b)(i)		530,000	522,352
Cobra AcquisitionCo LLC 6.375% 11/1/29 (b)		630,000	376,053
Ford Motor Credit Co. LLC:
2.3% 2/10/25		885,000	825,992
2.9% 2/10/29		670,000	545,064
3.375% 11/13/25		100,000	92,235
3.625% 6/17/31		280,000	226,447
3.815% 11/2/27		330,000	292,808
4% 11/13/30		95,000	79,828
4.389% 1/8/26		595,000	559,476
4.542% 8/1/26		275,000	257,182
4.95% 5/28/27		815,000	762,837
5.125% 6/16/25		95,000	92,104
6.8% 5/12/28		200,000	197,926
6.95% 3/6/26		700,000	701,476
7.35% 11/4/27		1,170,000	1,180,349
7.35% 3/6/30		700,000	704,932
goeasy Ltd. 4.375% 5/1/26 (b)		475,000	425,667
LFS Topco LLC 5.875% 10/15/26 (b)		775,000	675,603
Navient Corp.:
4.875% 3/15/28		630,000	521,747
5% 3/15/27		950,000	826,215
5.5% 3/15/29		1,845,000	1,526,738
6.75% 6/15/26		835,000	791,471
9.375% 7/25/30		980,000	940,604
OneMain Finance Corp.:
3.5% 1/15/27		810,000	673,385
3.875% 9/15/28		1,000,000	786,250
5.375% 11/15/29		655,000	535,410
6.625% 1/15/28		1,076,000	973,822
6.875% 3/15/25		390,000	375,786
7.125% 3/15/26		1,245,000	1,190,541
PROG Holdings, Inc. 6% 11/15/29 (b)		1,000,000	883,920
SLM Corp. 4.2% 10/29/25		495,000	452,960
			19,780,519
Financial Services - 1.4%
Altus Midstream LP 5.875% 6/15/30 (b)		1,740,000	1,648,650
At Home Cayman 11.5% 5/12/28 (b)(d)		147,691	144,737
Block, Inc.:
2.75% 6/1/26		100,000	89,989
3.5% 6/1/31		420,000	343,049
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		785,000	778,720
Enact Holdings, Inc. 6.5% 8/15/25 (b)		1,795,000	1,763,449
Freedom Mortgage Corp. 7.625% 5/1/26 (b)		225,000	196,635
GGAM Finance Ltd.:
7.75% 5/15/26(b)(i)		175,000	173,644
8% 6/15/28(b)(i)		260,000	256,035
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		1,045,000	799,634
5.25% 5/15/27		1,106,000	909,685
6.25% 5/15/26		1,735,000	1,519,039
LD Holdings Group LLC 6.125% 4/1/28 (b)		675,000	437,063
MidCap Financial Issuer Trust:
5.625% 1/15/30(b)		465,000	364,927
6.5% 5/1/28(b)		1,020,000	896,845
Motion Finco SARL 7.375% 6/15/30 (b)(i)	EUR	405,000	430,619
MPH Acquisition Holdings LLC 5.5% 9/1/28 (b)		1,000,000	797,296
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30(b)		940,000	757,668
5.5% 8/15/28(b)		693,000	599,445
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (b)		665,000	527,044
PennyMac Financial Services, Inc.:
4.25% 2/15/29(b)		1,640,000	1,318,269
5.375% 10/15/25(b)		880,000	817,905
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)		580,000	436,813
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		525,000	461,517
United Shore Financial Services LLC:
5.5% 4/15/29(b)		525,000	438,375
5.75% 6/15/27(b)		740,000	667,376
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25(b)		625,000	68,750
9.5% 7/1/25(b)		825,000	577,500
Verscend Escrow Corp. 9.75% 8/15/26 (b)		1,490,000	1,493,253
VMED O2 UK Financing I PLC:
4.25% 1/31/31(b)		127,000	102,282
4.75% 7/15/31(b)		1,850,000	1,521,265
			21,337,478
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		80,000	67,302
7% 11/15/25(b)		955,000	904,886
10.125% 8/1/26(b)		1,440,000	1,456,390
Alliant Holdings Intermediate LLC:
5.875% 11/1/29(b)		620,000	531,843
6.75% 10/15/27(b)		1,601,000	1,492,151
6.75% 4/15/28(b)		100,000	98,103
AmWINS Group, Inc. 4.875% 6/30/29 (b)		235,000	209,748
GTCR AP Finance, Inc. 8% 5/15/27 (b)		795,000	773,594
HUB International Ltd.:
5.625% 12/1/29(b)		695,000	623,527
7% 5/1/26(b)		900,000	886,493
Jones DesLauriers Insurance Management, Inc. 8.5% 3/15/30 (b)		845,000	843,194
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		390,000	345,849
			8,233,080
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		10,000	9,383
4.375% 1/15/27(b)		765,000	646,632
			656,015
TOTAL FINANCIALS			57,126,379

HEALTH CARE - 3.1%
Biotechnology - 0.0%
Amgen, Inc. 5.6% 3/2/43		205,000	203,045
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		912,000	501,249
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		220,000	186,109
			890,403
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC:
4.625% 8/1/29(b)		1,713,000	1,319,678
5.125% 3/1/30(b)		805,000	626,153
Avantor Funding, Inc.:
3.875% 11/1/29(b)		235,000	205,002
4.625% 7/15/28(b)		1,475,000	1,364,329
Embecta Corp.:
5% 2/15/30(b)		840,000	703,300
6.75% 2/15/30(b)		25,000	23,134
Hologic, Inc. 3.25% 2/15/29 (b)		120,000	104,800
Mozart Borrower LP:
3.875% 4/1/29(b)		300,000	258,736
5.25% 10/1/29(b)		3,740,000	3,200,029
Teleflex, Inc. 4.25% 6/1/28 (b)		20,000	18,392
			7,823,553
Health Care Providers & Services - 1.8%
180 Medical, Inc. 3.875% 10/15/29 (b)		180,000	157,421
AMN Healthcare 4% 4/15/29 (b)		967,000	846,434
Cano Health, Inc. 6.25% 10/1/28 (b)		20,000	13,300
Centene Corp.:
2.5% 3/1/31		265,000	212,040
3% 10/15/30		255,000	212,736
Community Health Systems, Inc.:
4.75% 2/15/31(b)		710,000	510,154
5.25% 5/15/30(b)		2,245,000	1,686,259
5.625% 3/15/27(b)		515,000	440,831
6% 1/15/29(b)		990,000	798,267
6.125% 4/1/30(b)		1,850,000	999,278
6.875% 4/15/29(b)		255,000	143,402
8% 12/15/27(b)		1,030,000	958,644
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(b)		2,850,000	2,261,077
4.625% 6/1/30(b)		1,682,000	1,440,541
HCA Holdings, Inc. 5.5% 6/15/47		185,000	169,319
Humana, Inc. 5.875% 3/1/33		185,000	194,303
LifePoint Health, Inc.:
4.375% 2/15/27(b)		425,000	320,191
6.75% 4/15/25(b)		415,000	370,188
Molina Healthcare, Inc.:
3.875% 5/15/32(b)		105,000	87,490
4.375% 6/15/28(b)		590,000	541,243
Option Care Health, Inc. 4.375% 10/31/29 (b)		45,000	38,811
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		700,000	644,000
Prime Healthcare Services 7.25% 11/1/25 (b)		1,050,000	984,827
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,273,000	953,963
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		1,150,000	572,561
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		235,000	156,910
Select Medical Corp. 6.25% 8/15/26 (b)		855,000	831,382
Tenet Healthcare Corp.:
4.25% 6/1/29		3,550,000	3,187,865
4.375% 1/15/30		1,925,000	1,715,179
4.625% 6/15/28		119,000	110,668
6.125% 10/1/28		2,330,000	2,208,384
6.125% 6/15/30(b)		1,705,000	1,647,849
6.75% 5/15/31(b)		1,055,000	1,053,956
6.875% 11/15/31		840,000	809,550
			27,279,023
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		1,465,000	1,206,694
IQVIA, Inc. 6.5% 5/15/30 (b)		500,000	508,455
			1,715,149
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		225,000	197,483
4% 3/15/31(b)		180,000	154,658
4.25% 5/1/28(b)		70,000	63,599
			415,740
Pharmaceuticals - 0.7%
1375209 BC Ltd. 9% 1/30/28 (b)		250,000	249,343
Bausch Health Companies, Inc.:
5% 1/30/28(b)		3,350,000	1,471,847
5.25% 1/30/30(b)		2,497,000	1,061,724
6.25% 2/15/29(b)		1,860,000	829,149
9% 12/15/25(b)		100,000	85,128
Catalent Pharma Solutions 5% 7/15/27 (b)		100,000	90,919
Jazz Securities DAC 4.375% 1/15/29 (b)		680,000	609,267
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		590,000	525,242
5.125% 4/30/31(b)		2,285,000	1,938,942
Teva Pharmaceutical Finance Netherlands III BV:
5.125% 5/9/29		1,585,000	1,426,626
6.75% 3/1/28		1,145,000	1,121,264
7.875% 9/15/29		435,000	446,349
8.125% 9/15/31		265,000	275,173
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27(b)		24,000	12,600
9.25% 4/1/26(b)		370,000	305,250
			10,448,823
TOTAL HEALTH CARE			48,572,691

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.0%
Bombardier, Inc.:
7.5% 3/15/25(b)		1,453,000	1,454,335
7.5% 2/1/29(b)		2,675,000	2,597,107
7.875% 4/15/27(b)		694,000	686,133
Howmet Aerospace, Inc.:
5.9% 2/1/27		100,000	101,699
5.95% 2/1/37		80,000	80,029
6.875% 5/1/25		100,000	102,217
Moog, Inc. 4.25% 12/15/27 (b)		30,000	27,974
Spirit Aerosystems, Inc.:
7.5% 4/15/25(b)		425,000	419,690
9.375% 11/30/29(b)		270,000	287,582
The Boeing Co.:
5.805% 5/1/50		800,000	783,200
5.93% 5/1/60		625,000	609,200
TransDigm, Inc.:
4.625% 1/15/29		950,000	841,995
5.5% 11/15/27		2,004,000	1,883,760
6.25% 3/15/26(b)		2,545,000	2,527,576
6.375% 6/15/26		605,000	597,636
6.75% 8/15/28(b)		795,000	795,916
7.5% 3/15/27		1,125,000	1,121,847
			14,917,896
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(g)		30,000	29,308
Rand Parent LLC 8.5% 2/15/30 (b)		135,000	116,539
			145,847
Building Products - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		40,000	37,714
6.375% 6/15/30(b)		300,000	295,800
APi Group DE, Inc. 4.75% 10/15/29 (b)		25,000	22,462
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (b)(g)		175,000	150,448
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		275,000	236,264
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		900,000	666,000
Griffon Corp. 5.75% 3/1/28		450,000	414,871
Jeld-Wen, Inc. 4.625% 12/15/25 (b)		450,000	434,354
Masonite International Corp.:
3.5% 2/15/30(b)		250,000	210,035
5.375% 2/1/28(b)		73,000	69,200
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)		500,000	402,500
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (b)		840,000	743,400
PGT Innovations, Inc. 4.375% 10/1/29 (b)		885,000	807,890
Shea Homes Ltd. Partnership/Corp. 4.75% 2/15/28		1,200,000	1,052,138
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		2,170,000	1,832,274
			7,375,350
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. 4.25% 3/15/29 (b)		710,000	598,175
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		2,010,000	1,487,400
6.625% 7/15/26(b)		1,789,000	1,680,350
9.75% 7/15/27(b)		1,620,000	1,421,309
APX Group, Inc. 5.75% 7/15/29 (b)		185,000	158,055
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(b)		1,185,000	982,353
4.625% 6/1/28(b)		715,000	585,932
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		1,314,000	1,209,161
Clean Harbors, Inc. 6.375% 2/1/31 (b)		170,000	170,332
CoreCivic, Inc.:
4.75% 10/15/27		90,000	76,275
8.25% 4/15/26		1,545,000	1,545,396
Covanta Holding Corp. 4.875% 12/1/29 (b)		430,000	373,081
GFL Environmental, Inc.:
3.75% 8/1/25(b)		195,000	184,717
4% 8/1/28(b)		100,000	89,295
4.375% 8/15/29(b)		750,000	665,712
4.75% 6/15/29(b)		50,000	45,398
5.125% 12/15/26(b)		195,000	187,947
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		270,000	240,975
Madison IAQ LLC:
4.125% 6/30/28(b)		1,200,000	1,036,874
5.875% 6/30/29(b)		835,000	635,607
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,230,000	1,125,450
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26(b)		695,000	679,933
6.25% 1/15/28(b)		900,000	826,635
Staples, Inc.:
7.5% 4/15/26(b)		785,000	645,250
10.75% 4/15/27(b)		425,000	260,601
Stericycle, Inc.:
3.875% 1/15/29(b)		480,000	423,331
5.375% 7/15/24(b)		155,000	153,245
The Brink's Co. 4.625% 10/15/27 (b)		500,000	466,277
The GEO Group, Inc. 9.5% 12/31/28 (b)		650,000	635,375
			18,590,441
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		130,000	125,450
Amsted Industries, Inc. 4.625% 5/15/30 (b)		965,000	865,229
Cloud Crane LLC 10.125% 8/1/24 (b)		1,812,000	1,793,880
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)		125,000	98,211
Pike Corp. 5.5% 9/1/28 (b)		1,239,000	1,105,808
Railworks Holdings LP 8.25% 11/15/28 (b)		360,000	336,698
SRS Distribution, Inc. 6% 12/1/29 (b)		1,655,000	1,359,065
			5,684,341
Electrical Equipment - 0.2%
Regal Rexnord Corp.:
6.05% 2/15/26(b)		300,000	300,652
6.05% 4/15/28(b)		195,000	192,706
6.3% 2/15/30(b)		195,000	194,541
Sensata Technologies BV:
4% 4/15/29(b)		760,000	676,956
5% 10/1/25(b)		40,000	39,315
5.875% 9/1/30(b)		785,000	758,116
Wesco Distribution, Inc.:
7.125% 6/15/25(b)		150,000	151,098
7.25% 6/15/28(b)		540,000	551,943
			2,865,327
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75% 4/1/28(b)		650,000	579,540
5.375% 3/1/29(b)		150,000	135,100
Uber Technologies, Inc.:
4.5% 8/15/29(b)		25,000	22,804
7.5% 5/15/25(b)		510,000	515,939
8% 11/1/26(b)		765,000	780,194
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (b)		890,000	852,779
XPO, Inc.:
6.25% 6/1/28(b)		55,000	54,129
7.125% 6/1/31(b)		140,000	138,701
XPO Escrow Sub LLC 7.5% 11/15/27 (b)		125,000	128,375
			3,207,561
Industrial Conglomerates - 0.0%
Benteler International AG 10.5% 5/15/28 (b)		495,000	504,405
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		360,000	281,376
			785,781
Machinery - 0.4%
Chart Industries, Inc.:
7.5% 1/1/30(b)		475,000	479,783
9.5% 1/1/31(b)		200,000	209,172
Hillenbrand, Inc.:
3.75% 3/1/31		590,000	489,680
5% 9/15/26(g)		25,000	24,130
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,305,000	1,171,890
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		335,000	339,188
Terex Corp. 5% 5/15/29 (b)		435,000	403,097
Titan International, Inc. 7% 4/30/28		550,000	500,335
Vertical Holdco GmbH 7.625% 7/15/28 (b)		1,581,000	1,381,031
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,435,000	1,321,172
			6,319,478
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		645,000	507,164

Passenger Airlines - 0.7%
Air Canada 3.875% 8/15/26 (b)		145,000	134,602
American Airlines, Inc.:
7.25% 2/15/28(b)		300,000	293,556
11.75% 7/15/25(b)		2,385,000	2,612,495
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(b)		1,465,000	1,437,752
5.75% 4/20/29(b)		2,595,000	2,486,512
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		250,000	232,394
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		280,500	280,019
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		485,000	491,050
United Airlines, Inc.:
4.375% 4/15/26(b)		975,000	922,454
4.625% 4/15/29(b)		1,455,000	1,318,001
			10,208,835
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (b)		175,000	157,686
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)		570,000	510,811
CoreLogic, Inc. 4.5% 5/1/28 (b)		265,000	213,147
Korn Ferry 4.625% 12/15/27 (b)		75,000	71,040
TriNet Group, Inc. 3.5% 3/1/29 (b)		250,000	214,159
			1,166,843
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc. 5.625% 4/15/26 (b)		500,000	458,515
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		500,000	448,859
Foundation Building Materials, Inc. 6% 3/1/29 (b)		775,000	622,875
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)		2,730,000	2,343,008
Herc Holdings, Inc. 5.5% 7/15/27 (b)		200,000	189,901
United Rentals North America, Inc.:
3.75% 1/15/32		500,000	418,627
3.875% 2/15/31		945,000	810,794
4% 7/15/30		877,000	767,544
4.875% 1/15/28		525,000	500,856
6% 12/15/29(b)		100,000	100,035
			6,661,014
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)		185,000	153,490

TOTAL INDUSTRIALS			78,589,368

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.3%
CommScope, Inc. 4.75% 9/1/29 (b)		345,000	271,736
HTA Group Ltd. 7% 12/18/25 (b)		300,000	278,306
Hughes Satellite Systems Corp. 6.625% 8/1/26		1,155,000	1,066,770
ViaSat, Inc.:
5.625% 9/15/25(b)		1,350,000	1,297,080
5.625% 4/15/27(b)		1,090,000	1,020,758
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		455,000	383,197
			4,317,847
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp. 5% 12/15/29 (b)		500,000	444,645
Likewize Corp. 9.75% 10/15/25 (b)		1,310,000	1,224,850
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		95,000	80,533
TTM Technologies, Inc. 4% 3/1/29 (b)		885,000	749,594
			2,499,622
IT Services - 0.5%
Acuris Finance U.S. 5% 5/1/28 (b)		580,000	448,180
Gartner, Inc.:
3.625% 6/15/29(b)		1,199,000	1,065,340
3.75% 10/1/30(b)		80,000	70,164
4.5% 7/1/28(b)		610,000	574,271
GCI LLC 4.75% 10/15/28 (b)		720,000	607,884
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		760,000	657,373
5.25% 12/1/27(b)		440,000	420,200
Presidio Holdings, Inc. 8.25% 2/1/28 (b)		845,000	777,541
Rackspace Hosting, Inc.:
3.5% 2/15/28(b)		475,000	188,977
5.375% 12/1/28(b)		2,495,000	639,389
Sabre GLBL, Inc.:
7.375% 9/1/25(b)		200,000	169,126
9.25% 4/15/25(b)		400,000	382,000
11.25% 12/15/27(b)		235,000	180,645
Tempo Acquisition LLC 5.75% 6/1/25 (b)		260,000	259,220
Twilio, Inc. 3.875% 3/15/31		540,000	456,095
			6,896,405
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
2.45% 2/15/31(b)		365,000	294,723
2.6% 2/15/33(b)		280,000	217,743
Entegris Escrow Corp.:
4.75% 4/15/29(b)		515,000	481,477
5.95% 6/15/30(b)		2,510,000	2,418,007
Entegris, Inc. 3.625% 5/1/29 (b)		175,000	151,009
			3,562,959
Software - 1.0%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		1,020,000	914,175
Boxer Parent Co., Inc.:
7.125% 10/2/25(b)		745,000	743,625
9.125% 3/1/26(b)		440,000	428,820
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		1,920,000	1,878,966
Clarivate Science Holdings Corp.:
3.875% 7/1/28(b)		755,000	667,098
4.875% 7/1/29(b)		935,000	803,015
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		655,000	579,208
9% 9/30/29(b)		1,045,000	888,250
Elastic NV 4.125% 7/15/29 (b)		170,000	147,012
Fair Isaac Corp.:
4% 6/15/28(b)		1,070,000	984,344
5.25% 5/15/26(b)		575,000	565,656
Gen Digital, Inc.:
5% 4/15/25(b)		815,000	796,042
6.75% 9/30/27(b)		765,000	764,126
7.125% 9/30/30(b)		840,000	838,550
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		405,000	336,656
McAfee Corp. 7.375% 2/15/30 (b)		1,565,000	1,316,270
MicroStrategy, Inc. 6.125% 6/15/28 (b)		545,000	474,150
NCR Corp.:
5.125% 4/15/29(b)		1,425,000	1,246,515
5.25% 10/1/30(b)		155,000	132,333
Open Text Corp. 3.875% 2/15/28 (b)		225,000	196,938
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		345,000	292,054
4.125% 12/1/31(b)		265,000	217,391
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		75,000	71,587
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% 2/1/29 (b)		804,000	696,422
			15,979,203
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman:
5.75% 12/1/34		200,000	174,810
8.25% 12/15/29(b)		85,000	86,915
8.5% 7/15/31(b)		105,000	107,566
			369,291
TOTAL INFORMATION TECHNOLOGY			33,625,327

MATERIALS - 3.5%
Chemicals - 1.2%
ASP Unifrax Holdings, Inc. 5.25% 9/30/28 (b)		575,000	433,153
Avient Corp. 7.125% 8/1/30 (b)		700,000	706,756
CVR Partners LP 6.125% 6/15/28 (b)		1,005,000	872,127
Element Solutions, Inc. 3.875% 9/1/28 (b)		182,000	159,286
Gpd Companies, Inc. 10.125% 4/1/26 (b)		545,000	503,757
GrafTech Finance, Inc. 4.625% 12/15/28 (b)		625,000	498,460
Invictus U.S. Newco LLC 5% 10/30/29 (b)		950,000	754,234
Iris Holding, Inc. 10% 12/15/28 (b)		800,000	600,000
Itelyum Regeneration SpA 4.625% 10/1/26 (b)	EUR	215,000	211,314
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 7% 12/31/27 (b)		1,960,000	1,682,523
LSB Industries, Inc. 6.25% 10/15/28 (b)		160,000	144,800
Methanex Corp.:
5.125% 10/15/27		1,041,000	969,248
5.25% 12/15/29		565,000	514,157
5.65% 12/1/44		602,000	478,960
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		315,000	259,433
4.875% 6/1/24(b)		230,000	224,561
5% 5/1/25(b)		200,000	195,614
Nufarm Australia Ltd. 5% 1/27/30 (b)		510,000	459,030
Olin Corp. 5% 2/1/30		185,000	168,516
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		380,000	304,727
6.25% 10/1/29(b)		405,000	300,687
9.75% 11/15/28(b)(i)		865,000	858,513
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (b)		755,000	732,070
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		40,000	35,445
6.625% 5/1/29(b)		185,000	153,249
The Chemours Co. LLC:
4.625% 11/15/29(b)		550,000	445,188
5.375% 5/15/27		215,000	197,955
5.75% 11/15/28(b)		450,000	396,140
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,465,000	1,163,107
4.375% 2/1/32		60,000	47,948
TPC Group, Inc. 13% 12/16/27 (b)		1,364,109	1,341,647
Tronox, Inc. 4.625% 3/15/29 (b)		1,700,000	1,379,865
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		1,670,000	1,386,494
7.375% 3/1/31(b)		180,000	176,400
			18,755,364
Construction Materials - 0.2%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		550,000	522,660
Knife River Holding Co. 7.75% 5/1/31 (b)		150,000	150,855
Smyrna Ready Mix LLC 6% 11/1/28 (b)		745,000	692,769
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(b)		730,000	684,937
6.5% 3/15/27(b)		1,000,000	992,411
White Cap Buyer LLC 6.875% 10/15/28 (b)		675,000	583,735
			3,627,367
Containers & Packaging - 1.0%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(g)		1,533,279	1,191,802
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		735,000	576,401
6% 6/15/27(b)		805,000	790,592
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27(b)		270,000	226,603
5.25% 8/15/27(b)		130,000	109,105
Ball Corp.:
2.875% 8/15/30		100,000	82,813
4.875% 3/15/26		295,000	288,598
6% 6/15/29		1,280,000	1,282,509
6.875% 3/15/28		950,000	971,936
Berry Global, Inc. 4.875% 7/15/26 (b)		160,000	154,772
BWAY Holding Co. 7.875% 8/15/26 (b)		645,000	639,272
Cascades, Inc. 5.375% 1/15/28 (b)		475,000	445,313
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		220,000	208,331
8.75% 4/15/30(b)		285,000	246,510
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		965,000	818,137
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		550,000	483,362
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (b)(g)		1,066,000	778,180
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		712,000	594,698
Owens-Brockway Glass Container, Inc.:
6.375% 8/15/25(b)		650,000	655,437
7.25% 5/15/31(b)		240,000	244,200
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		375,000	326,363
Sealed Air Corp.:
5% 4/15/29(b)		720,000	667,994
6.875% 7/15/33(b)		425,000	433,500
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		510,000	505,322
Trident Holdings, Inc. 12.75% 12/31/28 (b)		670,000	685,075
TriMas Corp. 4.125% 4/15/29 (b)		75,000	66,588
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		319,000	303,085
8.5% 8/15/27(b)		867,000	816,384
			14,592,882
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 6.125% 5/15/28 (b)		580,000	569,125
ATI, Inc.:
4.875% 10/1/29		80,000	70,999
5.125% 10/1/31		495,000	434,242
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		1,706,000	1,693,205
Cleveland-Cliffs, Inc.:
4.875% 3/1/31(b)		40,000	34,181
6.75% 4/15/30(b)		375,000	354,188
Commercial Metals Co.:
3.875% 2/15/31		120,000	100,901
4.125% 1/15/30		360,000	316,009
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		210,000	200,813
Constellium NV 5.875% 2/15/26 (b)		145,000	142,850
Eldorado Gold Corp. 6.25% 9/1/29 (b)		505,000	453,238
ERO Copper Corp. 6.5% 2/15/30 (b)		870,000	759,347
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		535,000	506,913
7.5% 4/1/25(b)		393,000	391,846
8.625% 6/1/31(b)		475,000	468,469
FMG Resources Pty Ltd.:
4.375% 4/1/31(b)		100,000	84,517
4.5% 9/15/27(b)		325,000	307,734
5.125% 5/15/24(b)		80,000	79,945
5.875% 4/15/30(b)		725,000	684,100
Hecla Mining Co. 7.25% 2/15/28		1,925,000	1,893,719
HudBay Minerals, Inc.:
4.5% 4/1/26(b)		420,000	384,884
6.125% 4/1/29(b)		1,674,000	1,503,341
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		310,000	243,583
4.625% 3/1/28(b)		479,000	418,641
Mineral Resources Ltd. 8.5% 5/1/30 (b)		345,000	346,294
New Gold, Inc. 7.5% 7/15/27 (b)		320,000	300,237
Novelis Corp.:
3.25% 11/15/26(b)		55,000	49,679
3.875% 8/15/31(b)		95,000	78,011
4.75% 1/30/30(b)		755,000	670,058
PMHC II, Inc. 9% 2/15/30 (b)		365,000	271,190
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		255,000	225,675
			14,037,934
Paper & Forest Products - 0.2%
Glatfelter Corp. 4.75% 11/15/29 (b)		325,000	206,295
LABL, Inc.:
5.875% 11/1/28(b)		455,000	408,931
6.75% 7/15/26(b)		35,000	33,644
8.25% 11/1/29(b)		1,050,000	852,308
9.5% 11/1/28(b)		160,000	160,710
10.5% 7/15/27(b)		658,000	613,136
Mercer International, Inc. 5.125% 2/1/29		125,000	98,835
SPA Holdings 3 OY 4.875% 2/4/28 (b)		380,000	315,375
			2,689,234
TOTAL MATERIALS			53,702,781

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		175,000	150,500
Iron Mountain, Inc. 4.5% 2/15/31 (b)		100,000	85,154
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29(b)		950,000	769,500
5.75% 2/1/27		660,000	643,500
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		1,370,000	924,620
4.625% 8/1/29		430,000	321,008
5% 10/15/27		2,195,000	1,802,431
5.25% 8/1/26		80,000	70,709
Park Intermediate Holdings LLC 4.875% 5/15/29 (b)		565,000	485,900
RHP Hotel Properties LP/RHP Finance Corp. 4.5% 2/15/29 (b)		560,000	495,163
SBA Communications Corp. 3.125% 2/1/29		215,000	181,102
Senior Housing Properties Trust:
4.375% 3/1/31		1,225,000	876,735
4.75% 5/1/24		825,000	752,621
9.75% 6/15/25		940,000	909,079
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(b)		3,680,000	2,358,390
10.5% 2/15/28(b)		390,000	378,387
Uniti Group, Inc. 6% 1/15/30 (b)		1,125,000	693,158
VICI Properties LP / VICI Note Co.:
4.125% 8/15/30(b)		195,000	170,917
4.5% 1/15/28(b)		975,000	905,941
			12,974,815
Real Estate Management & Development - 0.7%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		1,170,000	1,044,225
Five Point Operation Co. LP 7.875% 11/15/25 (b)		1,169,000	1,029,106
Forestar Group, Inc. 3.85% 5/15/26 (b)		1,025,000	944,281
Greystar Real Estate Partners 5.75% 12/1/25 (b)		475,000	456,932
Howard Hughes Corp.:
4.125% 2/1/29(b)		855,000	699,151
4.375% 2/1/31(b)		928,000	730,906
5.375% 8/1/28(b)		1,730,000	1,538,126
Hunt Companies, Inc. 5.25% 4/15/29 (b)		975,000	748,836
Kennedy-Wilson, Inc. 4.75% 2/1/30		275,000	207,281
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,900,000	1,632,868
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		105,000	75,863
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		85,000	58,962
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		1,708,000	1,588,440
			10,754,977
TOTAL REAL ESTATE			23,729,792

UTILITIES - 1.9%
Electric Utilities - 0.9%
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		365,000	306,176
3.75% 1/15/32(b)		45,000	37,093
4.75% 3/15/28(b)		165,000	153,570
DPL, Inc.:
4.125% 7/1/25		250,000	238,403
4.35% 4/15/29		35,000	30,984
FirstEnergy Corp. 3.4% 3/1/50		380,000	253,274
NRG Energy, Inc.:
3.375% 2/15/29(b)		195,000	160,762
3.625% 2/15/31(b)		1,540,000	1,213,565
3.875% 2/15/32(b)		700,000	543,384
5.25% 6/15/29(b)		972,000	876,469
Pattern Energy Operations LP 4.5% 8/15/28 (b)		220,000	199,851
PG&E Corp.:
5% 7/1/28		1,310,000	1,208,383
5.25% 7/1/30		4,470,000	4,039,424
Vistra Operations Co. LLC:
4.375% 5/1/29(b)		1,225,000	1,067,520
5% 7/31/27(b)		1,627,000	1,529,005
5.5% 9/1/26(b)		205,000	199,180
5.625% 2/15/27(b)		2,147,000	2,065,005
			14,122,048
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		210,000	202,140
5.875% 8/20/26		375,000	348,669
9.375% 6/1/28(b)		230,000	230,000
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(b)		810,000	736,776
5.875% 4/1/29(b)		1,575,000	1,311,627
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5% 6/1/31(b)		1,050,000	894,716
5.875% 3/1/27		210,000	201,212
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		975,000	853,544
			4,778,684
Independent Power and Renewable Electricity Producers - 0.6%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		515,000	460,761
Calpine Corp.:
4.5% 2/15/28(b)		615,000	559,652
5% 2/1/31(b)		685,000	552,793
5.125% 3/15/28(b)		7,074,000	6,336,926
Sunnova Energy Corp. 5.875% 9/1/26 (b)		145,000	127,336
Talen Energy Supply LLC 8.625% 6/1/30 (b)		630,000	641,214
TerraForm Global, Inc. 6.125% 3/1/26 (b)		690,000	662,400
TransAlta Corp. 7.75% 11/15/29		205,000	213,292
			9,554,374
Water Utilities - 0.1%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)		515,000	499,550

TOTAL UTILITIES			28,954,656

TOTAL NONCONVERTIBLE BONDS			630,895,168
TOTAL CORPORATE BONDS (Cost $736,272,988)			639,228,769

U.S. Treasury Obligations - 1.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.5% 3/31/27 (j)(k)	2,570,000	2,440,998
2.625% 5/31/27	10,130,000	9,651,991
2.75% 4/30/27	2,175,000	2,083,157
3.875% 3/31/25	2,965,000	2,930,717
4.25% 5/31/25	5,930,000	5,913,322
4.5% 11/30/24	1,615,000	1,608,187
4.625% 2/28/25	1,240,000	1,240,727
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,340,707)		25,869,099

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022, 0% 11/1/43 (g) (Cost $1,142,976)	2,068,482	1,008,385

Common Stocks - 1.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Intelsat Emergence SA (d)(l)	104,500	5,498,790
Intelsat Jackson Holdings SA:
Series A rights (d)(l)	10,942	95,961
Series B rights (d)(l)	10,942	353,755
		5,948,506
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.	21,570	1,623,143
Mesquite Energy, Inc. (d)(l)	46,770	2,742,146
		4,365,289
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Avantor, Inc. (l)	34,812	694,151
Danaher Corp.	2,132	489,550
		1,183,701
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity Ltd.	2,300	281,704
IT Services - 0.0%
GTT Communications, Inc. (d)	24,499	302,572
TOTAL INFORMATION TECHNOLOGY		584,276
MATERIALS - 0.3%
Chemicals - 0.2%
TPC Group, Inc. (c)(d)	164,025	3,444,525
Metals & Mining - 0.1%
Constellium NV (l)	41,600	619,840
TOTAL MATERIALS		4,064,365
UTILITIES - 0.0%
Gas Utilities - 0.0%
Ferrellgas Partners LP Class B	5,547	710,016
TOTAL COMMON STOCKS (Cost $11,053,777)		16,856,153

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 6.50% (Cost $635,525)	12,400	597,287

Bank Loan Obligations - 2.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2358% 12/30/27 (g)(h)(m)	468,426	386,746
Media - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.155% 8/24/26 (g)(h)(m)	1,034,743	777,785
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (g)(h)(m)	1,706,869	67,558
		845,343
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (g)(h)(m)	44,881	40,917
Xplornet Communications, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 10/1/28 (h)(m)(n)	1,573,038	1,243,817
2LN, term loan 1 month U.S. LIBOR + 7.000% 9/30/29 (d)(h)(m)(n)	375,000	210,000
		1,494,734
TOTAL COMMUNICATION SERVICES		2,726,823
CONSUMER DISCRETIONARY - 0.3%
Broadline Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/5/28 (g)(h)(m)	440,528	427,092
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (g)(h)(m)	1,105,801	1,070,559
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9037% 9/18/24 (g)(h)(m)	345,000	322,792
		1,393,351
Household Durables - 0.1%
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9/17/28 (h)(m)(n)	1,702,800	1,405,423
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/18/27 (g)(h)(m)	1,088,875	995,275
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.9031% 2/5/26 (g)(h)(m)	592,428	578,897
		1,574,172
TOTAL CONSUMER DISCRETIONARY		4,800,038
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9145% 2/6/25 (g)(h)(m)	1,136,899	1,107,908
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (g)(h)(m)	593,323	578,193
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(f)(h)(m)	864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(f)(h)(m)	373,000	0
Prairie ECI Acquiror LP 1LN, term loan 1 month U.S. LIBOR + 4.750% 3/11/26 (h)(m)(n)	685,000	670,211
		2,356,312
FINANCIALS - 0.5%
Financial Services - 0.0%
Guardian U.S. Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 1/25/30 (h)(m)(n)	275,000	268,210
Venator Finance SARL/Venator Capital Management Ltd. 1LN, term loan 0% 9/14/23 (g)(m)	349,800	351,549
		619,759
Insurance - 0.5%
Acrisure LLC Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 2/15/27 (g)(h)(m)	325,000	302,413
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5593% 11/6/27 (g)(h)(m)	35,537	34,597
Asurion LLC Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 1/20/29 (g)(h)(m)	8,330,000	6,790,699
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.1381% 4/25/25 (g)(h)(m)	319,728	317,074
		7,444,783
TOTAL FINANCIALS		8,064,542
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2534% 11/23/27 (g)(h)(m)	393,629	318,182
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (g)(h)(m)	54,165	51,389
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (g)(h)(m)	144,630	136,720
		506,291
Health Care Technology - 0.0%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5979% 2/15/29 (g)(h)(m)	269,938	253,742
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(m)(o)	33,161	31,172
		284,914
TOTAL HEALTH CARE		791,205
INDUSTRIALS - 0.3%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (g)(h)(m)	346,837	281,420
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (g)(h)(m)	97,901	95,657
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (h)(m)(o)	32,099	31,363
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.3729% 6/21/24 (g)(h)(m)	1,498,082	1,416,436
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (g)(h)(m)	440,000	392,885
		1,936,341
Construction & Engineering - 0.0%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (d)(g)(m)	94,740	90,003
Passenger Airlines - 0.1%
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.2126% 7/2/27 (g)(h)(m)	858,500	887,921
Professional Services - 0.1%
CoreLogic, Inc.:
2LN, term loan 0% 4/13/29 (g)(m)	755,000	580,882
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 6/2/28 (g)(h)(m)	433,899	387,012
Nielsen Holdings PLC 2LN, term loan 3 month U.S. LIBOR + 0.000% 10/11/29 (d)(h)(m)(n)	415,000	406,700
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 8/27/25 (g)(h)(m)	173,582	173,076
		1,547,670
TOTAL INDUSTRIALS		4,743,355
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 9/25/26 (h)(m)(n)	177,000	146,434
IT Services - 0.1%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 13.9983% 6/30/28 (g)(h)(m)	961,175	512,623
Software - 0.7%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.0034% 12/10/29 (g)(h)(m)	1,630,000	1,390,928
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7534% 12/10/28 (g)(h)(m)	393,712	352,679
Boxer Parent Co., Inc. Tranche B 2LN, term loan 1 month U.S. LIBOR + 5.500% 3/23/26 (h)(m)(n)	440,000	423,720
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.405% 6/13/25 (g)(h)(m)	1,175,000	993,615
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.655% 6/13/24 (g)(h)(m)	1,125,633	1,068,158
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8432% 3/1/29 (g)(h)(m)	209,472	195,857
RealPage, Inc. 2LN, term loan 1 month U.S. LIBOR + 0.000% 2/17/29 (h)(m)(n)	750,000	700,628
Skillsoft Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7/16/28 (h)(m)(n)	1,895,363	1,609,030
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (g)(h)(m)	114,709	111,841
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (g)(h)(m)	1,922,949	1,844,531
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.2706% 5/3/27 (g)(h)(m)	2,784,807	2,614,934
		11,305,921
TOTAL INFORMATION TECHNOLOGY		11,964,978
MATERIALS - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5246% 5/7/25 (d)(g)(h)(m)	532,176	514,880
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.2836% 10/4/29 (g)(h)(m)	339,150	319,279
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 8/8/24 (g)(h)(m)	440,000	252,371
		1,086,530
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.4284% 4/13/29 (g)(h)(m)	77,480	73,528
TOTAL MATERIALS		1,160,058
UTILITIES - 0.1%
Electric Utilities - 0.1%
Heritage Power LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/28/26 (h)(m)(n)	1,651,509	377,783
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1875% 6/23/25 (g)(h)(m)	883,692	874,484
		1,252,267
TOTAL BANK LOAN OBLIGATIONS (Cost $45,107,442)		37,859,578

Fixed-Income Funds - 51.4%
	Shares	Value ($)
High Yield Fixed-Income Funds - 51.4%
Artisan High Income Fund Investor Shares	25,217,267	214,851,081
BlackRock High Yield Bond Portfolio Class K	15,872,892	106,507,104
Eaton Vance Income Fund of Boston Class A	25,873,266	127,296,470
Fidelity Capital & Income Fund (p)	14,236,928	130,267,887
MainStay High Yield Corporate Bond Fund Class A	26,896,039	133,942,274
Vanguard High-Yield Corporate Fund Admiral Shares	15,780,444	81,742,702

TOTAL FIXED-INCOME FUNDS (Cost $803,875,542)		794,607,518

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd. 7% (b)(g)(q)	25,875	2,846
FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp. 5.875% (g)(q)	380,000	345,800
Citigroup, Inc. 3.875% (g)(q)	25,000	20,815
JPMorgan Chase & Co.:
4.6% (g)(q)	275,000	253,944
6.1% (g)(q)	380,000	374,038
Wells Fargo & Co. 5.9% (g)(q)	205,000	202,181
		1,196,778
Capital Markets - 0.0%
Charles Schwab Corp. 4% (g)(q)	240,000	180,540
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (g)(q)	240,000	169,824
4.7% (g)(q)	255,000	166,215
		336,039
TOTAL FINANCIALS		1,713,357
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (g)	155,000	144,219
UTILITIES - 0.4%
Electric Utilities - 0.1%
NRG Energy, Inc. 10.25% (b)(g)(q)	550,000	521,125
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.:
7% (b)(g)(q)	1,775,000	1,561,290
8% (b)(g)(q)	3,520,000	3,277,124
		4,838,414
TOTAL UTILITIES		5,359,539
TOTAL PREFERRED SECURITIES (Cost $7,631,204)		7,219,961

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (r)	865,175	865,348
State Street Institutional U.S. Government Money Market Fund Premier Class 5.02% (s)	16,255,413	16,255,413
TOTAL MONEY MARKET FUNDS (Cost $17,120,613)		17,120,761

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,649,180,774)	1,540,367,511
NET OTHER ASSETS (LIABILITIES) - 0.4% (t)	6,335,152
NET ASSETS - 100.0%	1,546,702,663

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	45	Sep 2023	9,262,266	(13,920)	(13,920)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	80	Sep 2023	8,726,250	(44,075)	(44,075)

TOTAL PURCHASED					(57,995)

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	Sep 2023	385,031	(4,043)	(4,043)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Sep 2023	821,250	(13,134)	(13,134)

TOTAL SOLD					(17,177)

TOTAL FUTURES CONTRACTS					(75,172)
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	130,000	USD	139,497	JPMorgan Chase Bank, N.A.	6/01/23	(540)
USD	882,149	GBP	707,807	HSBC Bank	7/21/23	803
USD	671,201	EUR	620,252	HSBC Bank	8/25/23	4,939
USD	140,172	EUR	130,000	JPMorgan Chase Bank, N.A.	8/25/23	529

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						5,731

Unrealized Appreciation						6,271
Unrealized Depreciation						(540)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. HY Series 39	NR	Dec 2027	ICE	5%	Quarterly	1,386,000	11,402	0	11,402
5-Year CDX N.A. HY Series 40	NR	Jun 2028	ICE	5%	Quarterly	25,038,000	(478,565)	0	(478,565)
Community Health Systems, Inc.	Caa3	Dec 2026	ICE	5%	Quarterly	484,000	(130,625)	0	(130,625)

TOTAL CREDIT DEFAULT SWAPS							(597,788)	0	(597,788)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $501,833,520 or 32.4% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,369,802 or 0.7% of net assets.

(d)	Level 3 security
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $410,262.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,886,404.
(l)	Non-income producing
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $65,260 and $62,535, respectively.

(p)	Affiliated Fund
(q)	Security is perpetual in nature with no stated maturity date.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	The rate quoted is the annualized seven-day yield of the fund at period end.
(t)	Includes $393,000 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	632,128

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	368,047

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	635,565

TPC Group, Inc.	12/16/22	1,776,472

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	4,863,615	31,541,896	35,540,163	71,653	-	-	865,348	0.0%
Total	4,863,615	31,541,896	35,540,163	71,653	-	-	865,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	154,562,357	1,897,673	25,548,155	1,897,386	(502,903)	(141,085)	130,267,887
	154,562,357	1,897,673	25,548,155	1,897,386	(502,903)	(141,085)	130,267,887

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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